Equity	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Equity

26. Equity

26.1. Subscribed capital

a)
Issued share capital

As of January 1, 2023, the Company’s share capital amounted to €5,668,391, divided into €5,668,391 bearer shares with a nominal value of €1.00 per share.

During the year ended December 31, 2023, share capital was increased to €6,233,615 through the issuance of a total of 565,224 bearer shares with a nominal value of €1.00 per share. This was due to the following transaction:

Equity investment 2023

In connection with the loan agreement (refer to Note 30), on April 25, 2023, the Company and two affiliates of the Lenders (the “Subscribers” / for "Lenders" refer to the loan agreement dated April 25, 2023, disclosed in Note 30) entered into a subscription agreement, pursuant to which the Subscribers subscribed for 401,309 and 163,915 new ordinary registered shares, respectively. The placement price for the new shares was €22.02 per ordinary share, resulting in aggregate proceeds raised of €12.8 million. On the same day, the management board of the Company resolved, with the approval of the supervisory board, to increase the Company’s share capital from €5,668,391.00 to €6,233,615.00 by issuing 565,224 new ordinary registered shares by partially utilizing the Authorized Capital 2022/I and with the exclusion of the shareholders’ subscription rights.

Due to this transaction the share capital increased by €565,224.00 and the capital reserve by €12,203,777.81. The increase of the capital reserve was offset by directly attributable transaction costs in the amount of €1,420 thousand.

For descriptions of the Authorized Capital 2022/I refer to Note 26.1 c).

b)
Conditional capital

As of December 31, 2023, there is conditional capital in the amount of €2,720,541 (2022: €2,619,974, 2021: €2,046,474).

2017/I Conditional Capital

On June 12, 2020, the Annual General Meeting resolved to reduce 2017/I Conditional Capital to €1,500.00, which is used to grant stock option rights to employees of the Company or its affiliates.

On July 14, 2022, the Annual General Meeting resolved to rescind the 2017 Conditional Capital and the 2021/I Conditional Capital.

2019 Conditional Capital

Based on an authorization of the Annual General Meeting on July 2, 2019, 2019 Conditional Capital was created in the amount of €270,000.00. The Management Board was authorized, subject to the consent of the Supervisory Board, to grant stock option rights for shares to members of the Management Board and to employees of the Company or its affiliates on one or more occasions until December 31, 2022.

On August 7, 2023, the Annual General Meeting resolved to reduce 2019 Conditional Capital to €173,250.00 to serve the issued stock options under this conditional capital.

2020/I Conditional Capital

Based on an authorization of the Annual General Meeting on June 12, 2020, 2020/I Conditional Capital was created in the amount of €34,473.00. The Management Board is authorized, subject to the consent of the Supervisory Board, to grant stock option rights for shares to members of the Management Board and to employees of the Company or its affiliates on one or more occasions until December 31, 2025.

2020/II Conditional Capital

Based on an authorization of the Annual General Meeting on June 12, 2020, 2020/II Conditional Capital was created, which led to a contingent increase in the Company’s share capital by up to €1,277,893.00 through the issue of up to 1,277,893 new no-par value bearer shares.

The Management Board is authorized, subject to the consent of the Supervisory Board, to issue on one or more occasions until July 2, 2025 convertible bonds and/or bonds with warrants issued to the bearer in a total amount of up to €150 million with a term of not more than 20 years, and to grant to the bondholders conversion and/or option rights to new shares of the Company with a pro rata amount in the share capital of up to a total of €1,277,893.00 pursuant to the terms and conditions of the convertible bonds and/or bonds with warrants.

Due to the conversion of convertible bonds in fiscal year 2021, Conditional Capital 2020/II amounts to €1,179,679.00 as of December 31, 2021. On May 14, 2021, the Annual General Meeting resolved to create 2021/I Conditional Capital and an additional 2021/II Conditional Capital.

2021/I Conditional Capital

Based on an authorization of the Annual General Meeting on May 14, 2021, 2021/I Conditional Capital was created, which led to a contingent increase in the Company’s share capital by up to €457,501.00 through the issue of up to 457,501 new no-par value bearer shares.

The Management Board is authorized, subject to the consent of the Supervisory Board, to issue on one or more occasions until May 13, 2026 convertible bonds and/or bonds with warrants issued to the bearer with a term of not more than 20 years, and to grant to the bondholders conversion and/or option rights to new shares of the Company with a pro rata amount in the share capital of up to a total of €457,501.00 pursuant to the terms and conditions of the convertible bonds and/or bonds with warrants.

On July 14, 2022, the Annual General Meeting resolved to rescind the 2021/I Conditional Capital.

2021/II Conditional Capital

Based on an authorization of the Annual General Meeting on May 14, 2021, 2021/II Conditional Capital was created which led to a contingent increase in the Company’s share capital by up to €103,321.00 through the issue of up to 103,321 new no-par value bearer shares.

The Supervisory Board is authorized, to grant stock option rights for shares to members of the Management Board of the Company on one or more occasions until May 13, 2026.

2022/I Conditional Capital

Based on an authorization of the Annual General Meeting on July 14, 2022, 2022/I Conditional Capital was created, which led to a conditional increase in the Company’s share capital by up to €917,501 through the issue of up to 917,501 new shares.

The Management Board is authorized, subject to the consent of the Supervisory Board, to issue on one or more occasions until July 13, 2027 convertible bonds and/or bonds with warrants issued to the bearer with a term of not more than 20 years, and to grant to the bondholders conversion and/or option rights to new shares of the Company with a pro rata amount in the share capital of up to a total of €917,501 pursuant to the terms and conditions of the convertible bonds and/or bonds with warrants.

2022/II Conditional Capital

Based on an authorization of the Annual General Meeting on July 14, 2022, 2022/II Conditional Capital was created which led to a contingent increase in the Company’s share capital by up to €115,000 through the issue of up to 115,000 new no-par-value bearer or registered shares.

The Supervisory Board is authorized, to grant stock option rights for shares to members of the Management Board of the Company on one or more occasions until July 14, 2027.

2023/I Conditional Capital

Based on an authorization of the Annual General Meeting on July 14, 2022, 2023/I Conditional Capital was created which led to a contingent increase in the Company’s share capital by up to €197,317 through the issue of up to 197,317 new no-par-value bearer or registered shares.

The Supervisory Board is authorized, to grant stock option rights for shares to members of the Management Board of the Company on one or more occasions until August 6, 2028.

c)
Authorized capital

As of December 31, 2023, there is authorized capital in the amount of €3,079,679 (2022: €2,605,325, 2021: €880,325).

2021/I Authorized Capital

On May 14, 2021, the Annual General Meeting resolved to create 2021/I Authorized Capital. The Management Board is authorized, subject to the consent of the Supervisory Board, to increase the Company’s share capital on one or more occasions until May 13, 2026, by up to a total amount of €1,841,827.00 through the issue of up to 1,841,827 new no-par-value bearer shares against cash contributions and/or contributions in kind.

As a result of the capital increases carried out in fiscal year 2021, Authorized Capital 2021/I amounts to €691,827.00 as of December 31, 2021.

On July 14, 2022, the Annual General Meeting resolved to rescind the Authorized Capital 2021/I.

2021/II Authorized Capital

On May 14, 2021, the Annual General Meeting resolved to create 2021/II Authorized Capital .

The Management Board is authorized, subject to the consent of the Supervisory Board, to increase the Company’s share capital on one or more occasions until May 13, 2026, by up to a total amount of €204,647.00 through the issue of up to 204,647 new no-par-value bearer shares against cash contributions and/or contributions in kind.

Shareholders’ subscription rights are excluded. Authorized Capital 2021/II serves to deliver shares of the Company to service restricted stock units (RSUs) granted under the Company’s Restricted Stock Unit Program (RSUP) to selected employees of the Company and its affiliates in accordance with the RSUP in return for the contribution of the respective payment entitlements arising under the RSUs.

As a result of the capital increase carried out in fiscal year 2022, Authorized Capital 2021/II amounts to €188,498.00 as of December 31, 2022.

2022/I Authorized Capital

On July 14, 2022, the Annual General Meeting resolved to create 2022/I Authorized Capital.

The Management Board is authorized, subject to the consent of the Supervisory Board, to increase the Company’s share capital on one or more occasions until July 13, 2027, by up to a total amount of €2,154,680 through the issue of up to 2,154,680 new no-par-value bearer or registered shares against cash contributions and/or contributions in kind.

As a result of the capital increase carried out in fiscal year 2023, Authorized Capital 2022/I were used. An amount of €1,589,456.00 was outstanding as of May 3, 2023.

On August 7, 2023, the Annual General Meeting resolved to rescind the Authorized Capital 2022/I.

2022/II Authorized Capital

On July 14, 2022, the Annual General Meeting resolved to create 2022/II Authorized Capital .

The Management Board is authorized, subject to the consent of the Supervisory Board, to increase the Company’s share capital on one or more occasions until July 13, 2028, by up to a total amount of €262,147 through the issue of up to 262.147 new no-par-value bearer or registered shares against cash contributions and/or contributions in kind.

Authorized Capital 2022/II serves to deliver shares of the Company to service restricted stock units (RSUs) granted under the Company’s Restricted Stock Unit Program (RSUP) to selected employees of the Company and its affiliates in accordance with the RSUP in return for the contribution of the respective payment entitlements arising under the RSUs. Shareholder subscription rights are excluded.

2023/I Authorized Capital

On August 7, 2023, the Annual General Meeting resolved to create 2023/I Authorized Capital.

The Management Board is authorized, subject to the consent of the Supervisory Board, to increase the Company’s share capital on one or more occasions until August 6, 2028, by up to a total amount of €2,493,446 through the issue of up to 2,493,446 new no-par-value bearer or registered shares against cash contributions and/or contributions in kind.

2023/II Authorized Capital

On August 7, 2023, the Annual General Meeting resolved to create 2023/II Authorized Capital.

The Management Board is authorized, subject to the consent of the Supervisory Board, to increase the Company’s share capital on one or more occasions until August 6, 2028, by up to a total amount of €172,716 through the issue of up to 172.716 new no-par-value bearer or registered shares against cash contributions and/or contributions in kind.

Authorized Capital 2023/II serves to deliver shares of the Company to service restricted stock units (RSUs) granted under the Company’s Restricted Stock Unit Program (RSUP) to selected employees of the Company and its affiliates in accordance with the RSUP in return for the contribution of the respective payment entitlements arising under the RSUs. Shareholder subscription rights are excluded.

26.2. Capital reserve

The capital reserve comprises the premiums received in connection with the issuance of new shares, equity-settled share-based payments, and the incremental costs directly attributable to the specific capital increases.

26.3. Exchange rate differences

The reserve for exchange rate differences comprises all currency translation differences arising due to the translation of the financial statements of foreign operations.